Accrued Expenses and Other Current Liabilities (Details Textual) - USD ($)	1 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Mar. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Accrued Expenses and Other Current Liabilities (Textual)
Sale of stock, percentage			100.00%
Partial consideration received		$ 5,100,000
Refund amount	$ 5,100,000
Funds committed by the investors				$ 18,573,735